Information about Fund Investments (Detail) In Millions, unless otherwise specified										12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2012 Hedge Fund USD ($)		Mar. 31, 2012 Hedge Fund JPY (¥)		Mar. 31, 2011 Hedge Fund JPY (¥)		Mar. 31, 2012 Minimum Hedge Fund		Mar. 31, 2012 Maximum Hedge Fund
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Fund investments	$ 63	¥ 5,178	¥ 10,023	$ 63	[1]	¥ 5,178	[1]	¥ 10,023	[1]
Redemption Frequency (If Currently Eligible)										Monthly	[1]	Quarterly	[1]
Redemption Notice Period										5 days	[1]	60 days	[1]

[1]	This category includes several hedge funds that seek profits using investment strategies such as managed futures, global macro and relative value. The fair value of the investments in this category is calculated based on the net asset value of the investees.